Other current and non-current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Break Down Current and Non Current Financial Liabilities Explanatory
The following table provides a breakdown for other current and non-current
financial liabilities:

(Euro thousands)	At December 31,
	2021	2020
Written put options on non-controlling interests	159,411	196,783
Cash-settled share-based payments	—	16,120
Bonds	—	4,287
Other	7,976	3,778

Other non-current financial liabilities	167,387	220,968

Warrant liabilities	33,984	—

Other current financial liabilities	33,984	—

Total	201,371	220,968